Loans (Aging of Recorded Investment in Past Due Loans by Class of Loans) (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accrued interest	$ 4,969	$ 5,522	$ 5,756